Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000256468
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Bond Fund
Accumulated Value	$ 9,780		$ 10,022	$ 10,037	$ 10,733	$ 11,270	$ 11,974	$ 10,698	$ 10,516	$ 10,916	$ 11,746	$ 12,250
C000256469
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Bond Fund
Accumulated Value	10,000		10,162	10,110	10,739	11,195	11,825	10,493	10,244	10,564	11,368	11,856
C000256465
Account Value [Line Items]
Accumulated Value	10,000		10,223	10,216	10,893	11,409	12,089	10,774	10,553	10,921	11,726	12,194
C000256467
Account Value [Line Items]
Accumulated Value	10,000		10,287	10,344	11,108	11,722	12,502	11,235	11,084	11,559	12,479	13,087
C000256466
Account Value [Line Items]
Accumulated Value	1,000,000		1,027,611	1,032,872	1,107,151	1,167,217	1,243,890	1,116,514	1,099,682	1,145,552	1,237,219	1,294,507
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000		996,854	992,893	1,071,027	1,164,631	1,160,749	1,041,283	1,031,519	1,058,658	1,122,982	1,165,553
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 9,969	$ 9,929	$ 10,710	$ 11,646	$ 11,607	$ 10,413	$ 10,315	$ 10,587	$ 11,230	$ 11,656